ANNUAL REPORT OCTOBER 31, 2001

Oppenheimer
Concentrated Growth Fund


/LOGO/OPPENHEIMERFUNDS/R/
THE RIGHT WAY TO INVEST

[INSIDE FRONT COVER]

REPORT HIGHLIGHTS


CONTENTS
1. An Interview with Your
Fund's Managers
2. Financial Statements
11. Independent Auditors'
Report
12. Federal Income Tax
Information
13. Officers and Trustees


FUND OBJECTIVE
Oppenheimer Concentrated Growth Fund seeks capital appreciation.

SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

AN INTERVIEW WITH YOUR FUND'S MANAGER

PORTFOLIO MANAGEMENT TEAM
Bruce Bartlett
Edward Amberger


INVESTMENT STRATEGY
The Fund invests primarily in common stocks selected for their growth potential. Under normal market conditions, the Fund expects to invest at least 65% of its total assets in common stocks of large capitalization companies. The Fund currently defines large capitalization companies as those having a market capitalization over $12 billion.

NARRATIVE BY BRUCE BARTLETT AND EDWARD AMBERGER, PORTFOLIO MANAGERS
Since inception of the Fund on April 30, 2001, to the end of the reporting period, October 31, 2001, we have used fundamental analysis to help bolster Oppenheimer Concentrated Growth Fund's bottom-up investment process. We also bought companies that we believe have demonstrated the ability to sustain real internal revenue growth. During an exceptionally challenging and volatile time in the U.S. economy, we plan to continue our emphasis on identifying large-capitalization, established domestic growth companies that show business characteristics likely to lead to sustained revenue and earnings growth for the future. This approach helps to make Oppenheimer Concentrated Growth Fund part of The Right Way to Invest.

1 Oppenheimer Concentrated Growth Fund


STATEMENT OF INVESTMENTS                     OCTOBER 31, 2001


                                                                                                              MARKET VALUE
                                                                                          SHARES              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
Common Stocks - 80.5%
-----------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 8.1%
-----------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.9%
-----------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                       7,000              $254,870
-----------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 4.2%
-----------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                    5,500               270,270
-----------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 11.1%
-----------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 3.5%
-----------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                      5,000               226,300
-----------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 3.5%
-----------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                (1)                  6,000               226,980
-----------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 4.1%
-----------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                                          7,800               265,980
-----------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 8.3%
-----------------------------------------------------------------------------------------------------------------------
BEVERAGES - 3.0%
-----------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                              4,000               194,840
-----------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 2.8%
-----------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                   (1)                  5,000               182,550
-----------------------------------------------------------------------------------------------------------------------
FOOD & DRUG RETAILERS - 2.5%
-----------------------------------------------------------------------------------------------------------------------
Walgreen Co.                                                                               5,000               161,900
-----------------------------------------------------------------------------------------------------------------------
FINANCIAL - 15.6%
-----------------------------------------------------------------------------------------------------------------------
BANKS - 0.9%
-----------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                      1,000                58,990
-----------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 10.5%
-----------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                            5,300               241,256
-----------------------------------------------------------------------------------------------------------------------
Freddie Mac                                                                                4,500               305,190
-----------------------------------------------------------------------------------------------------------------------
Household International, Inc.                                                              2,500               130,750
                                                                                                       ----------------
                                                                                                               677,196
-----------------------------------------------------------------------------------------------------------------------
INSURANCE - 4.2%
-----------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                         3,500               275,100
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 14.1%
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 8.3%
-----------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                          1,900               110,029
-----------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                               7,800               326,820
-----------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                                                                   1,500                98,625
                                                                                                       ----------------
                                                                                                               535,474
-----------------------------------------------------------------------------------------------------------------------
HEALTHCARE/SUPPLIES & SERVICES - 5.8%
-----------------------------------------------------------------------------------------------------------------------
Baxter International, Inc.                                                                 4,400               212,828
-----------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                            4,000               161,200
                                                                                                       ----------------
                                                                                                               374,028
-----------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 23.3%
-----------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 6.4%
-----------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.                                                (1)                 15,000               152,250
-----------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                                          20,000               258,200
                                                                                                       ----------------
                                                                                                               410,450
-----------------------------------------------------------------------------------------------------------------------
COMPUTER SERVICES - 4.7%
-----------------------------------------------------------------------------------------------------------------------
First Data Corp.                                                                           4,500               304,065

2  Oppenheimer Concentrated Growth Fund


STATEMENT OF INVESTMENTS  CONTINUED
                                                                                                            MARKET VALUE
                                                                                        SHARES              SEE NOTE 1
-----------------------------------------------------------------------------------------------------------------------
Computer Software - 6.9%
-----------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.                                                 (1)                  5,000            $  156,050
-----------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                       (1)                  5,000               290,750
                                                                                                       ----------------
                                                                                                               446,800
-----------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 5.3%
-----------------------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR, A Shares                                                      10,500               215,355
-----------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                        (1)                  2,600               127,712
                                                                                                       ----------------
                                                                                                               343,067
                                                                                                       ----------------
Total Common Stocks (Cost $5,964,144)                                                                        5,208,860

                                                                                        PRINCIPAL
                                                                                        AMOUNT
-----------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 19.5%
-----------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets, Inc.,
2.54%, dated 10/31/01, to be repurchased at $600,042 on
11/1/01, collateralized by U.S. Treasury Bonds, 11.125%,
8/15/03, with a value of $182,507, U.S. Treasury Nts.,
6.125%--7.25%, 12/31/01--2/15/10, with a value of $203,680
and U.S. Treasury Bills, 11/8/01--3/28/02, with a value of
$225,921                                                                                $600,000               600,000
-----------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Zion First National Bank, 2.54%,
dated 10/31/01, to be repurchased at $659,047 on 11/1/01,
collateralized by U.S. Treasury Nts., 4.75%--7%, 12/31/01
--2/15/10, with a value of $607,463 and U.S. Treasury Bills,
4/25/02, with a value of $65,232                                                         659,000               659,000
                                                                                                       ----------------
Total Repurchase Agreements (Cost $1,259,000)                                                                1,259,000

-----------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $7,223,144)                                              100.0%            6,467,860
-----------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF LIABILITIES                                                              0.0                   269
                                                                                   --------------    ------------------
NET ASSETS                                                                                100.0%            $6,468,129
                                                                                   ==============    ==================


1.  Non-income-producing security.


See accompanying Notes to Financial Statements.


3  Oppenheimer Concentrated Growth Fund


STATEMENT OF ASSETS AND LIABILITIES            OCTOBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (including repurchase agreements of $1,259,000)
(cost $7,223,144) - see accompanying statement                                                                   $6,467,860
----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                    336
----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Amounts due from OFI                                                                                                  8,738
Interest and dividends                                                                                                  314
Other                                                                                                                   120
                                                                                                      ----------------------
Total assets                                                                                                      6,477,368

----------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Payables and other liabilities:
Registration and filing fees                                                                                          1,875
Trustees' compensation                                                                                                    4
Other                                                                                                                 7,360
                                                                                                      ----------------------
Total liabilities                                                                                                     9,239

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                       $6,468,129
                                                                                                      ======================

----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                  $7,600,994
----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment income                                                                                        58
----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on investment transactions                                                    (377,639)
----------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments                                                          (755,284)
                                                                                                      ----------------------
NET ASSETS                                                                                                       $6,468,129
                                                                                                      ======================


----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$6,468,129 and 760,117 shares of beneficial interest outstanding)                                                     $8.51
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                           $9.03


See accompanying Notes to Financial Statements.




4  Oppenheimer Concentrated Growth Fund



STATEMENT OF OPERATIONS      FOR THE PERIOD FROM APRIL 30, 2001 (INCEPTION OF OFFERING) TO OCTOBER 31, 2001

----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Interest                                                                                                            $19,998
----------------------------------------------------------------------------------------------------------------------------
Dividends                                                                                                            18,698
                                                                                                      ----------------------
Total income                                                                                                         38,696

----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                      26,213
----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees                                                                                    8,686
----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                           2,953
----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                          1,875
----------------------------------------------------------------------------------------------------------------------------
Custodian fees and expenses                                                                                           1,032
----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                   63
----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                 7,534
                                                                                                      ----------------------
Total expenses                                                                                                       48,356
Less reduction to custodian expenses                                                                                 (1,032)
Less reduction to excess expenses                                                                                    (8,686)
                                                                                                      ----------------------
Net expenses                                                                                                         38,638

----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                                                                    58

----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on investments                                                                            (377,639)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on investments                                                (755,284)
                                                                                                      ----------------------
Net realized and unrealized gain (loss)                                                                          (1,132,923)

----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                            ($1,132,865)
                                                                                                      ======================


See accompanying Notes to Financial Statements.



5  Oppenheimer Concentrated Growth Fund


STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                 PERIOD ENDED
                                                                                                                 OCTOBER 31, 2001(1)
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income (loss)                                                                                            $58
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                           (377,639)
----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                               (755,284)
                                                                                                      ----------------------
Net increase (decrease) in net assets resulting from operations                                                  (1,132,865)

----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting
from beneficial interest transactions:
Class A                                                                                                           7,500,994

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                    6,368,129
----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                 100,000 (2)
                                                                                                      ----------------------
End of period (including accumulated net investment income
of $58 for the period ended October 31, 2001)                                                                    $6,468,129
                                                                                                      ======================

1.  For the period from April 30, 2001 (inception of offering) to October 31,
2001.
2. Reflects the value of the Manager's initial seed money investment at April 23, 2001.

See accompanying Notes to Financial Statements.


6  Oppenheimer Concentrated Growth Fund

FINANCIAL HIGHLIGHTS


                                                             CLASS A
                                                             ----------------------
                                                             PERIOD ENDED
                                                             OCTOBER 31, 2001(1)
-----------------------------------------------------------------------------------
PER SHARE OPERATING DATA
Net asset value, beginning of period                         $10.00
------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                            -- (2)
Net realized and unrealized gain (loss)                       (1.49)
                                                             -----------

Total income (loss) from investment operations                (1.49)
------------------------------------------------------------------------
Net asset value, end of period                               $ 8.51
                                                             ===========
------------------------------------------------------------------------
TOTAL RETURN, AT NET ASSET VALUE(3)                          (14.87)%
------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)                     $6,468
------------------------------------------------------------------------
Average net assets (in thousands)                            $6,889
------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment income                                         0.00%
Expenses                                                      1.38%
Expenses, net of reduction to custodian expenses              1.35%
Expenses, net of reduction to excess expenses                 1.13%
------------------------------------------------------------------------
Portfolio turnover rate                                         67%

1.  For the period from April 30, 2001 (inception of offering) to October 31,
2001.
2.  Less than $0.005 per share.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.




 7  Oppenheimer Concentrated Growth Fund

NOTES TO FINANCIAL STATEMENTS

1.   SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Concentrated Growth Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). As of October 31, 2001, the majority of Class A shares were owned by the Manager.

The Fund offers Class A shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

REPURCHASE AGREEMENTS. The Fund requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

FEDERAL TAXES. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

As of October 31, 2001, the Fund had available for federal income tax purposes an unused capital loss carryover as follows:

EXPIRING
---------------------------------
2009                    $377,639

TRUSTEES' COMPENSATION. The Fund has adopted a nonfunded retirement plan for the Fund's independent Board of Trustees. Benefits are based on years of service and fees paid to each trustee during the years of service.

The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of annual compensation they are entitled to receive from the Fund. Under the plan, the compensation deferred is periodically adjusted as though an equivalent amount had been invested for the Board of Trustees in shares of one or more Oppenheimer funds selected by the trustee. The amount paid to the Board of Trustees under the plan will be determined based upon the performance of the selected funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.


 8  Oppenheimer Concentrated Growth Fund

NOTES TO FINANCIAL STATEMENTS  CONTINUED

1.   SIGNIFICANT ACCOUNTING POLICIES continued
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.   SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:


                                               PERIOD ENDED OCTOBER 31, 2001(1)
                                               SHARES            AMOUNT
----------------------------------------------------------------------------
CLASS A
Sold                                           750,117           $7,500,994
Dividends and/or distributions reinvested      --                  --
Redeemed                                       --                  --
                                          -------------   ------------------
Net increase (decrease)                        750,117           $7,500,994
                                          =============   ==================


         (1) For the period from April 30, 2001 (inception of offering) to October 31, 2001.

3.  PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended October 31, 2001, were $10,262,811 and $3,921,028, respectively.

As of October 31, 2001, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $7,223,144 was:

Gross unrealized appreciation                $     48,809
Gross unrealized depreciation                    (804,093)
                                             --------------
Net unrealized appreciation (depreciation)   $   (755,284)
                                             ==============

9  Oppenheimer Concentrated Growth Fund

NOTES TO FINANCIAL STATEMENTS  CONTINUED

4.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets, 0.72% of the next $200 million and 0.69% of the next $200 million and 0.66% of net assets over $600 million. The Fund's management fee for the period ended October 31, 2001 was an annualized rate of 0.75%.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. OFS is paid at an agreed upon per account fee. OFS has voluntarily undertaken to waive a portion of its transfer agent fee for Class A shares. This voluntary waiver limits transfer agent fees to 0.35% of average net assets for Class A shares effective October 1, 2001.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The Fund has adopted a Service Plan for Class A shares under Rule 12b-1 of the Investment Company Act. Under the plan the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to a specified percent net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed a specified percent of annual net assets consisting of Class A shares of the Fund. For the period ended October 31, 2001, payments under the Class A plan totaled $8,686 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients, none of which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

5.  BANK BORROWINGS
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. Effective November 13, 2001, the Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.


 10  Oppenheimer Concentrated Growth Fund

INDEPENDENT AUDITORS' REPORT


The Board of Trustees and Shareholders of Oppenheimer Concentrated Growth Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Concentrated Growth Fund, including the statement of investments, as of October 31, 2001, and the related statement of operations, the statement of changes in net assets, and the financial highlights for the period from April 30, 2001 (inception of offering) to October 31, 2001. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Concentrated Growth Fund as of October 31, 2001, the results of its operations, the changes in its net assets, and the financial highlights for the period from April 30, 2001 (inception of offering) to October 31, 2001, in conformity with accounting principles generally accepted in the United States of America.



KPMG LLP

Denver, Colorado
November 21, 2001



 11  Oppenheimer Concentrated Growth Fund

FEDERAL INCOME TAX INFORMATION   UNAUDITED


In early 2002, shareholders will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2001. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



12  Oppenheimer Concentrated Growth Fund

OPPENHEIMER CONCENTRATED GROWTH FUND


    OFFICERS AND TRUSTEES           Leon Levy, Chairman of the Board of Trustees
                                    Donald W. Spiro, Vice Chairman of the Board
                                         of Trustees
                                    John V. Murphy, Trustee and President
                                    Robert G. Galli, Trustee
                                    Phillip A. Griffiths, Trustee
                                    Benjamin Lipstein, Trustee
                                    Elizabeth B. Moynihan, Trustee
                                    Kenneth A. Randall, Trustee
                                    Edward V. Regan, Trustee
                                    Russell S. Reynolds, Jr., Trustee
                                    Clayton K. Yeutter, Trustee
                                    Bruce Bartlett, Vice President
                                    Robert G. Zack, Secretary
                                    Brian W. Wixted, Treasurer
                                    Robert J. Bishop, Assistant Treasurer
                                    Scott T. Farrar, Assistant Treasurer
                                    Katherine P. Feld, Assistant Secretary
                                    Kathleen T. Ives, Assistant Secretary
                                    Denis R. Moelleur, Assistant Secretary

     INVESTMENT ADVISOR            OppenheimerFunds, Inc.

     DISTRIBUTOR                   OppenheimerFunds Distributor, Inc.

     TRANSFER AND                  OppenheimerFunds Services
     SHAREHOLDER SERVICING
     AGENT

     CUSTODIAN OF PORTFOLIO
     SECURITIES                    The Bank of New York

     INDEPENDENT AUDITORS          KPMG LLP

     LEGAL COUNSEL                 Mayer, Brown & Platt


    OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., 498 SEVENTH AVENUE, NEW YORK, NY 10018



   (C) Copyright 2001 OppenheimerFunds, Inc.  All rights reserved.



13  Oppenheimer Concentrated Growth Fund

[BACK COVER]








RA0715.1001.001                  DECEMBER 30, 2001